Leases (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of Other Information Related to Operating Leases	Renewal options are included in the lease term when their exercise is reasonably certain. Other information related to the Company's operating leases was as follows:

Year ended December 31 (millions of dollars)	2023	2022
Lease expense	14	13
Lease payments made	14	16

As at December 31	2023	2022
Weighted-average remaining lease term[1] (years)	4	5
Weighted-average discount rate	2.6%	2.4%
[1] Includes renewal options that are reasonably certain to be exercised.
Schedule of Future Minimum Operating Lease Payments After Adoption
At December 31, 2023, future minimum operating lease payments were as follows:

(millions of dollars)
2024	13
2025	12
2026	10
2027	9
2028	5
Thereafter	3
Total undiscounted minimum lease payments	52
Less: discounting minimum lease payments to present value	(3)
Total discounted minimum lease payments	49
At December 31, 2022, future minimum operating lease payments were as follows:

(millions of dollars)
2023	14
2024	12
2025	9
2026	9
2027	8
Thereafter	7
Total undiscounted minimum lease payments	59
Less: discounting minimum lease payments to present value	(4)
Total discounted minimum lease payments	55

Schedule of Supplementary Balance Sheet Information
Hydro One presents its ROU assets and lease obligations on the consolidated balance sheets as follows:

As at December 31 (millions of dollars)	2023	2022
Other long-term assets (Note 13)	49	56
Accounts payable and other current liabilities (Note 14)	12	12
Other long-term liabilities (Note 15)	37	43